Marketable Investment Securities, Restricted Cash and Cash Equivalents, and Other Investment Securities - Fair Value Measurements (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair value of marketable securities
Debt securities		$ 390	$ 214,389
Total marketable investment securities	$ 31	390	216,759
U.S. Treasury and agency securities
Fair value of marketable securities
Debt securities		390	66,823
Commercial paper
Fair value of marketable securities
Debt securities			45,938
Fair value measurements on recurring basis
Fair value of marketable securities
Cash equivalents (including restricted)	63,344	60,677	114,464
Total marketable investment securities	31	390	216,759
Fair value measurements on recurring basis | U.S. Treasury and agency securities
Fair value of marketable securities
Debt securities		390	66,823
Fair value measurements on recurring basis | Commercial paper
Fair value of marketable securities
Debt securities	31		45,938
Fair value measurements on recurring basis | Level 1
Fair value of marketable securities
Cash equivalents (including restricted)	62,740	60,677	12,493
Total marketable investment securities		390	69,193
Fair value measurements on recurring basis | Level 1 | U.S. Treasury and agency securities
Fair value of marketable securities
Debt securities		$ 390	66,823
Fair value measurements on recurring basis | Level 2
Fair value of marketable securities
Cash equivalents (including restricted)	604		101,971
Total marketable investment securities	31		147,566
Fair value measurements on recurring basis | Level 2 | Commercial paper
Fair value of marketable securities
Debt securities	$ 31		$ 45,938